Note 28 - Segment Information - Schedule of Segment Reporting Information By Segment (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues	€ 39,183	€ 35,746	€ 35,611
Cost of sales	(22,266)	(20,938)	(19,200)
Gross profit	16,917	14,808	16,411
Research and development expenses	(4,088)	(3,881)	(3,868)
Selling and marketing expenses	(10,551)	(9,526)	(8,856)
General and administrative expenses	(3,593)	(3,428)	(3,296)
Segment operating income (loss)	(1,315)	(2,027)	392
Total Assets	48,740	46,897
Goodwill	2,412	2,412
Product [Member]
Revenues	25,070	22,580	24,045
Cost of sales	(14,053)	(13,170)	(12,288)
HIFU Treatments and Devices Leased [Member]
Revenues	5,086	5,095	4,906
Cost of sales	(2,557)	(2,667)	(2,527)
Parts and Services [Member]
Revenues	9,007	8,011	6,628
Cost of sales	(5,655)	(5,101)	(4,385)
Product and Services, Excluding Other [Member]
Revenues	39,163	35,686	35,579
Product and Service, Other [Member]
Revenues	19	60	32
High Intensity Focused Ultrasound (HIFU) [Member]
Revenues	11,044	9,513	13,819
Cost of sales	(5,312)	(4,732)	(5,710)
Gross profit	5,732	4,782	8,109
Research and development expenses	(2,394)	(2,469)	(2,452)
Selling and marketing expenses	(4,628)	(4,004)	(3,888)
General and administrative expenses	(1,036)	(1,009)	(804)
Total expenses	(8,057)	(7,482)	(7,144)
Segment operating income (loss)	(2,325)	(2,701)	964
Total Assets	13,648	11,333	11,680
Capital expenditures	1,154	1,190	1,013
Long-lived assets	2,855	2,804	1,775
Goodwill	645	645	645
High Intensity Focused Ultrasound (HIFU) [Member] | Product [Member]
Revenues	5,494	4,232	9,382
High Intensity Focused Ultrasound (HIFU) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	3,750	3,800	3,547
High Intensity Focused Ultrasound (HIFU) [Member] | Parts and Services [Member]
Revenues	1,780	1,445	862
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Services, Excluding Other [Member]
Revenues	11,025	9,477	13,791
High Intensity Focused Ultrasound (HIFU) [Member] | Product and Service, Other [Member]
Revenues	19	36	28
Urology Devices and Services (UDS) [Member]
Revenues	28,139	26,233	21,792
Cost of sales	(16,954)	(16,207)	(13,490)
Gross profit	11,185	10,026	8,302
Research and development expenses	(1,694)	(1,413)	(1,416)
Selling and marketing expenses	(5,923)	(5,521)	(4,968)
General and administrative expenses	(1,311)	(1,057)	(1,177)
Total expenses	(8,928)	(7,991)	(7,560)
Segment operating income (loss)	2,257	2,035	742
Total Assets	29,849	27,803	24,202
Capital expenditures	775	928	608
Long-lived assets	5,158	4,278	3,812
Goodwill	1,767	1,767	1,767
Urology Devices and Services (UDS) [Member] | Product [Member]
Revenues	19,576	18,348	14,664
Urology Devices and Services (UDS) [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	1,336	1,295	1,359
Urology Devices and Services (UDS) [Member] | Parts and Services [Member]
Revenues	7,227	6,566	5,766
Urology Devices and Services (UDS) [Member] | Product and Services, Excluding Other [Member]
Revenues	28,139	26,209	21,789
Urology Devices and Services (UDS) [Member] | Product and Service, Other [Member]
Revenues		24	4
EDAP Technomed Co Ltd. [Member]
Revenues
Cost of sales
Gross profit
Research and development expenses
Selling and marketing expenses
General and administrative expenses	(1,246)	(1,362)	(1,315)
Total expenses	(1,246)	(1,362)	(1,315)
Segment operating income (loss)	(1,246)	(1,362)	(1,315)
Total Assets	5,243	7,761	10,709
Capital expenditures
Long-lived assets			192
Goodwill
EDAP Technomed Co Ltd. [Member] | Product [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | HIFU Treatments and Devices Leased [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Parts and Services [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Services, Excluding Other [Member]
Revenues
EDAP Technomed Co Ltd. [Member] | Product and Service, Other [Member]
Revenues
FDA [Member]
Revenues	39,183	35,746	35,611
Cost of sales	(22,266)	(20,938)	(19,200)
Gross profit	16,917	14,808	16,411
Research and development expenses	(4,088)	(3,881)	(3,868)
Selling and marketing expenses	(10,551)	(9,526)	(8,856)
General and administrative expenses	(3,593)	(3,428)	(3,296)
Total expenses	(18,232)	(16,835)	(16,019)
Segment operating income (loss)	(1,315)	(2,027)	392
Total Assets	48,740	46,897	46,591
Capital expenditures	1,928	2,118	1,621
Long-lived assets	8,013	7,082	5,779
Goodwill	2,412	2,412	2,412
FDA [Member] | Product [Member]
Revenues	25,070	22,580	24,045
FDA [Member] | HIFU Treatments and Devices Leased [Member]
Revenues	5,086	5,095	4,906
FDA [Member] | Parts and Services [Member]
Revenues	9,007	8,011	6,628
FDA [Member] | Product and Services, Excluding Other [Member]
Revenues	39,163	35,686	35,579
FDA [Member] | Product and Service, Other [Member]
Revenues	€ 19	€ 60	€ 32